Post-employment benefit plans - Funded Status of Post-Employment Benefit Plans Cost (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Post-employment benefit asset (liability)	$ (2,374)	$ (1,657)
Plan asset (deficit)
Disclosure of defined benefit plans [line items]
Post-employment benefit asset (liability)	(3,370)	(2,429)
Plan asset (deficit) | Defined Benefit Plan and OPEB
Disclosure of defined benefit plans [line items]
Present value of post-employment benefit obligations	(21,188)	(21,669)
Fair value of plan assets	24,558	24,098
Plan surplus (deficit)	3,370	2,429
Post-employment benefit asset (liability)	2,374	1,657
Plan asset (deficit) | Funded | Defined Benefit Plan and OPEB
Disclosure of defined benefit plans [line items]
Present value of post-employment benefit obligations	(19,558)	(20,004)
Fair value of plan assets	24,123	23,703
Plan surplus (deficit)	4,565	3,699
Post-employment benefit asset (liability)	3,569	2,927
Plan asset (deficit) | Partially funded | Defined Benefit Plan and OPEB
Disclosure of defined benefit plans [line items]
Present value of post-employment benefit obligations	(1,425)	(1,453)
Fair value of plan assets	435	395
Plan surplus (deficit)	(990)	(1,058)
Post-employment benefit asset (liability)	(990)	(1,058)
Plan asset (deficit) | Unfunded | Defined Benefit Plan and OPEB
Disclosure of defined benefit plans [line items]
Present value of post-employment benefit obligations	(205)	(212)
Fair value of plan assets	0	0
Plan surplus (deficit)	(205)	(212)
Post-employment benefit asset (liability)	(205)	(212)
Effect of asset limit
Disclosure of defined benefit plans [line items]
Post-employment benefit asset (liability)	960	719
Effect of asset limit | Defined Benefit Plan and OPEB
Disclosure of defined benefit plans [line items]
Effect of asset limit	(996)	(772)
Effect of asset limit | Funded | Defined Benefit Plan and OPEB
Disclosure of defined benefit plans [line items]
Effect of asset limit	(996)	(772)
Effect of asset limit | Partially funded | Defined Benefit Plan and OPEB
Disclosure of defined benefit plans [line items]
Effect of asset limit	0	0
Effect of asset limit | Unfunded | Defined Benefit Plan and OPEB
Disclosure of defined benefit plans [line items]
Effect of asset limit	$ 0	$ 0